PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for doubtful accounts:
Balance at beginning of year	¥ (3,535)	¥ (746)
Written off	3,762	1,827
Balance at end of year	(2,993)	(3,535)
Prepaid and Other Current Assets
Allowance for doubtful accounts:
Balance at beginning of year	(9,654)	(11,212)
Addition	(2,765)	(1,029)
Written off	8,080	2,587
Balance at end of year	¥ (4,339)	¥ (9,654)